Schedule of Investments - March 31, 2021
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 98.83%	Held	Value
COMMUNICATION SERVICES - 5.13%
Media - 3.40%
Comcast Corp.	141,100	$7,634,921
Discovery, Inc. (a)	209,800	7,739,522
		15,374,443
Wireless Telecommunication Services - 1.73%
Vodafone Group PLC - ADR	424,744	7,828,032
TOTAL COMMUNICATION SERVICES		23,202,475

CONSUMER DISCRETIONARY - 7.86%
Auto Components - 2.89%
Adient PLC (a)	43,691	1,931,142
Magna International, Inc.	126,800	11,163,472
		13,094,614
Automobiles - 4.14%
General Motors Company (a)	263,800	15,157,948
Harley-Davidson, Inc.	89,500	3,588,950
		18,746,898
Internet & Catalog Retail - 0.83%
Booking Holdings, Inc. (a)	1,600	3,727,744
TOTAL CONSUMER DISCRETIONARY		35,569,256

CONSUMER STAPLES - 2.69%
Food Products - 0.94%
Mondelez International, Inc.	73,100	4,278,543

Personal Products - 1.75%
Unilever PLC - ADR	141,600	7,905,528
TOTAL CONSUMER STAPLES		12,184,071

ENERGY - 11.70%
Energy Equipment & Services - 3.26%
Baker Hughes Company	106,600	2,303,626
Halliburton Company	141,200	3,030,152
NOV, Inc. (a)	441,100	6,051,892
Schlumberger NV	124,200	3,376,998
		14,762,668
Oil, Gas & Consumable Fuels - 8.44%
APA Corp.	357,900	6,406,410
Hess Corp.	143,500	10,154,060
Marathon Oil Corp.	905,700	9,672,876
Marathon Petroleum Corp.	59,093	3,160,885
Murphy Oil Corp.	66,170	1,085,850
Royal Dutch Shell PLC - ADR	197,072	7,727,193
		38,207,274
TOTAL ENERGY		52,969,942

FINANCIALS - 30.78%
Banks - 14.31%
Bank of America Corp.	309,149	11,960,975
Citigroup, Inc.	311,188	22,638,927
Citizens Financial Group, Inc.	170,100	7,509,915
Wells Fargo & Company	579,863	22,655,247
		64,765,064
Capital Markets - 5.52%
The Bank of New York Mellon Corp.	150,100	7,098,229
The Goldman Sachs Group, Inc.	37,300	12,197,100
State Street Corp.	68,000	5,712,680
		25,008,009
Consumer Finance - 0.47%
Discover Financial Services	22,500	2,137,275

Diversified Financial Services - 2.50%
Berkshire Hathaway, Inc. (a)	26,000	6,642,220
Equitable Holdings, Inc.	143,100	4,667,922
		11,310,142
Insurance - 7.98%
American International Group, Inc.	479,500	22,157,695
The Hartford Financial Services Group, Inc.	85,200	5,690,508
The Travelers Companies, Inc.	54,900	8,256,960
		36,105,163
TOTAL FINANCIALS		139,325,653

HEALTH CARE - 11.85%
Health Care Equipment & Supplies - 2.69%
Medtronic PLC	71,400	8,434,482
Zimmer Biomet Holdings, Inc.	23,400	3,745,872
		12,180,354
Health Care Providers & Services - 5.85%
Anthem, Inc.	44,900	16,116,855
HCA Healthcare, Inc.	18,300	3,446,622
UnitedHealth Group, Inc.	18,600	6,920,502
		26,483,979
Pharmaceuticals - 3.31%
Bristol-Myers Squibb Company	49,400	3,118,622
GlaxoSmithKline PLC - ADR	189,800	6,773,962
Sanofi - ADR	102,900	5,089,434
		14,982,018
TOTAL HEALTH CARE		53,646,351

INDUSTRIALS - 11.07%
Air Freight & Logistics - 1.86%
FedEx Corp.	29,700	8,435,988

Industrial Conglomerates - 4.52%
General Electric Company	1,556,800	20,440,784

Machinery - 4.69%
CNH Industrial NV (a)	636,800	9,959,552
Cummins, Inc.	34,000	8,809,740
PACCAR, Inc.	26,600	2,471,672
		21,240,964
TOTAL INDUSTRIALS		50,117,736

INFORMATION TECHNOLOGY - 13.95%
Communications Equipment - 3.88%
F5 Networks, Inc. (a)	47,500	9,909,450
Telefonaktiebolaget LM Ericsson - ADR	579,900	7,648,881
		17,558,331
Electronic Equipment, Instruments & Components - 3.32%
Corning, Inc.	183,100	7,966,681
TE Connectivity Ltd.	54,700	7,062,317
		15,028,998
Semiconductors & Semiconductor Equipment - 0.52%
Texas Instruments, Inc.	12,400	2,343,476

Software - 4.70%
Microsoft Corp.	41,100	9,690,147
Oracle Corp.	165,100	11,585,067
		21,275,214
Technology Hardware, Storage & Peripherals - 1.53%
Hewlett Packard Enterprise Company	439,700	6,920,878
TOTAL INFORMATION TECHNOLOGY		63,126,897

MATERIALS - 1.03%
Containers & Packaging - 1.03%
International Paper Company	85,800	4,639,206
TOTAL MATERIALS		4,639,206

UTILITIES - 2.77%
Electric Utilities - 2.77%
PPL Corp.	331,500	9,560,460
The Southern Company	48,200	2,996,112
TOTAL UTILITIES		12,556,572

Total common stocks (Cost $359,766,129)		447,338,159
Total long-term investments (Cost $359,766,129)		447,338,159
	Principal
SHORT-TERM INVESTMENTS - 1.15%	Amount
Time Deposits - 1.15%
Barclays PLC, 0.01%, 04/01/2021*	$5,191,857	5,191,857
Total short-term investments (Cost $5,191,857)		5,191,857

Total investments - 99.98% (Cost $364,957,986)		452,530,016

Other assets in excess of liabilities - 0.02%		108,137
Net assets - 100.00%		$452,638,153

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$447,338,159
Time Deposits	5,191,857
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$452,530,016

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.